Stockholders’ equity (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Shares of capital stock, ending balance	9,804,135,348	9,804,135,348	9,804,135,348
Outstanding shares	9,803,698,677	9,800,866,660	9,779,890,623
Net income remaining after the distribution of dividends and appropriations to statutory reserves	R$ (263)
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, ending balance	4,958,290,359	4,958,290,359	4,958,290,359
Outstanding shares	4,958,290,359	4,958,290,359	4,958,290,359
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, ending balance	4,845,844,989	4,845,844,989	4,845,844,989
Outstanding shares	4,845,408,318	4,842,576,301	4,821,600,264